Balance Sheet Components (Details Narrative) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Inventory reserve	$ 27.1	$ 27.1
Depreciation	4.0	5.2
Operating Lease, Impairment Loss	$ 0.0	0.0
Write-off of fully-depreciated leasehold improvements		2.1
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Operating Lease, Impairment Loss		$ 0.4